OTHER FINANCIAL ITEMS, NET - Other Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ 4,985	$ 5,267	$ (348)
Total net movement in fair value of non-designated derivatives	(4,707)	(8,375)	17,142
Allowance for expected credit losses	(409)	458	522
Other items	2,646	1,458	(1,788)
Total other financial items, net	2,515	(1,192)	15,528
Interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	5,311	5,270	(341)
Total net movement in fair value of non-designated derivatives	102	(2,926)	17,202
Cross currency swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	314	(3)	(7)
Total net movement in fair value of non-designated derivatives	(5,411)	(5,012)	(60)
Cross Currency And Interest Rate Swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net movement in fair value of non-designated derivatives	165	0	0
Commodity swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(640)	0	0
Total net movement in fair value of non-designated derivatives	$ 437	$ (437)	$ 0